Basic and Diluted Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basic and Diluted Net Income (Loss) Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Net Income (loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Numerator:
Net income (loss) attributable to common stockholders, basic and dilutive	$6,392	$(5,552)	$(59,134)	$(50,050)
Denominator:
Weighted-average common shares outstanding, basic	19,908,205	3,087,760	9,788,196	3,087,760
Add: Options, with dilutive impact only	20,655	—	—	—
Add: Private Warrants, with dilutive impact only	6,488	—	—	—
Weighted-average shares outstanding, dilutive	19,935,348	3,087,760	9,788,196	3,087,760

Schedule of Anti-Dilutive Effect on Net Loss Per Share

The following securities were excluded due to their anti-dilutive effect on net income (loss) per share attributable to common stockholders recorded in each of the periods:

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Convertible preferred stock on an as-converted basis	—	10,530,907	—	10,530,907
Unvested RSU’s	1,081,162	—	1,081,162	—
Warrants to purchase preferred stock on an as-converted basis	—	86,873	—	86, 873
Warrants to purchase common stock	14,613,731	—	14,620,219	—
Stock options outstanding	415,202	1,283,922	435,857	1,283,922
Total	16,110,095	11,901,702	16,137,238	11,901,702

BOLT THREADS, INC. [Member]
Basic and Diluted Net Income (Loss) Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Net Income (loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2023	2022
Numerator:
Net Loss	$(57,720)	$(51,701)
Add: Gain on extinguishment of convertible preferred stock	216,386	—
Net income (loss) attributable to common stockholders, basic	158,666	(51,701)
Less: Warrants, series with dilutive impact only	—	(500)
Less: Convertible preferred stock, series with dilutive impact only	(230,774)	—
Net loss attributable to common stockholders, dilutive	$(72,108)	$(52,201)
Denominator:
Weighted-average common shares outstanding, basic	11,677,673	10,439,510
Add: Warrants, series with dilutive impact only	—	72,307
Add: Options, with dilutive impact only	108,028	—
Add: Convertible preferred stock, series with dilutive impact only	19,770,719	—
Weighted-average shares outstanding, dilutive	31,556,420	10,511,817

Schedule of Anti-Dilutive Effect on Net Loss Per Share

The following securities were excluded due to their anti-dilutive effect on net loss per share attributable to common stockholders recorded in each of the periods:

	As of December 31,
	2023	2022
Convertible preferred stock on an as-converted basis	13,852,380	35,711,306
Warrants to purchase preferred stock on an as-converted basis	294,609	222,302
Stock options outstanding	1,716,377	4,353,754
Total	15,863,366	40,287,362